SHARE-BASED COMPENSATION (Summary of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2009
Options outstanding
Number of option	2,896,339	4,878,097	7,356,249
Weighted average contractual period	5 years	5 years
Weighted average exercise price per option	$ 1.51	$ 1.40	$ 1.40	$ 3.30
Aggregate intrinsic value	$ 22,301	$ 17,957
Options exercisable
Number of options	2,839,857	2,839,857
Weighted average exercise price per option	$ 1.40	$ 1.40
Aggregate intrinsic value	$ 2,154	$ 2,507